Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - Previously Reported [Member] - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Short-term deposits
Short-term deposits	€ 16,246,925	€ 5,140,951
Cash at banks
Cash at banks	2,905,195	7,626,991
Total cash and cash equivalents	19,152,121	12,767,942
Deposits held in U.S. dollars [Member]
Short-term deposits
Short-term deposits	13,226,925	4,120,951
Deposits held in euros [Member]
Short-term deposits
Short-term deposits	3,020,000	1,020,000
Cash held in U.S. dollars [Member]
Cash at banks
Cash at banks	1,899,257	5,041,802
Cash held in euros [Member]
Cash at banks
Cash at banks	€ 1,005,938	€ 2,585,190